RESTRICTED NET ASSETS (Details Narrative) - Gamehaus Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable, Modified [Line Items]
General reserve	$ 1,515,165	$ 137,502
Net assets	7,389,306	5,318,994
Restricted net assets	$ 7,400,000	$ 5,400,000
Restricted net assets percentage	21.70%	21.10%
Minimum [Member]
Financing Receivable, Modified [Line Items]
General reserve annual appropriation percentage of after-tax profits	10.00%
Maximum [Member]
Financing Receivable, Modified [Line Items]
General reserve annual appropriation percentage of after-tax profits	50.00%